COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Statement [Line Items]
Less than one year	$ 204
One to five years	480
Commitments And Contingencies
Statement [Line Items]
Less than one year	99
One to five years	244
Total commitment	$ 343